UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3420

                           OPPENHEIMER INTEGRITY FUNDS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount                 Value
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--12.2%
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 3.856%, 4/20/08 1                                                            $      890,000        $      890,648
--------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2005-A, Cl. A2,
3.66%, 12/26/07                                                                           3,540,000             3,531,983
--------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                     2,850,000             2,799,997
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                    1,820,000             1,818,037
--------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                      603,685               600,436
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                      751,765               747,850
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                   2,398,109             2,390,685
--------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity Mtg.
Obligations:
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                                    143,149               142,813
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                                   1,013,667             1,010,727
--------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                       365,021               365,325
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                    3,190,000             3,177,214
--------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series 2004-DFS,
Cl. A2, 2.66%, 11/20/06                                                                   2,061,753             2,053,570
--------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                                    2,580,000             2,602,810
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                         430,000               426,033
--------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Collateralized Mtg. Obligations, Series
2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                                      5,404,000             5,407,378
--------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card Asset-Backed
Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                                   1,140,000             1,193,114
--------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates:
Series 2002-4, Cl. A1, 4.20%, 2/25/33 1                                                      45,508                45,926
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35                                                 2,639,721             2,630,248
--------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                                       654,848               655,691
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                                        356,722               356,402
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                      2,480,190             2,471,847
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                      2,859,692             2,851,123
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                     5,770,000             5,758,860
--------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates, Series
2004-3, Cl. AF2, 3.80%, 7/25/34                                                           3,350,000             3,334,808
--------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                      448,154               447,545
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                    2,060,000             2,037,441
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                                     2,867,161             2,863,413
--------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts., Series 2003-3,
Cl. A1, 1.50%, 1/15/08                                                                      501,169               500,596
--------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                                     1,291,339             1,287,775
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                                    2,960,000             2,946,596


1                                                     Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount                 Value
--------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Obligations:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35                                              $    4,372,377        $    4,390,337
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                  3,070,000             3,083,431
--------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series
2001-1A, Cl. A1, 8.33%, 4/25/31 2                                                         1,959,352             2,002,085
--------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7,
Cl. C7, 5.118%, 3/15/16 1                                                                 4,070,000             4,325,699
--------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD,
8.75%, 1/25/29 2                                                                          1,750,658               472,678
--------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A, Cl. A2,
2.55%, 1/15/07                                                                            1,000,158               998,068
--------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts., Series
2005-C, Cl. A2, 3.99%, 1/15/08                                                            5,530,000             5,517,134
--------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations:
Series 2002-B, Cl. A4, 4.71%, 3/15/09                                                     1,777,274             1,778,591
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                                     2,480,000             2,474,076
--------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34                                                   780,000               769,428
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                                    570,000               561,953
Series 2005-2, Cl. A F2, 4.415%, 4/25/35                                                  1,030,000             1,021,898
--------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                       2,350,000             2,337,372
--------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                       4,514,479             4,523,337
--------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities, Series 2001-A, 6.79%,
6/1/10                                                                                    1,230,000             1,256,900
--------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                       853,428               852,240
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                     1,345,910             1,342,572
--------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                     1,670,894             1,666,249
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                     2,580,000             2,571,381
--------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B, Cl. A2,
2.40%, 5/21/07                                                                              865,360               863,102
--------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations, Series 2004-2,
Cl. AI1B, 2.94%, 9/25/18                                                                  2,039,955             2,023,486
--------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates, Series 2004-1,
Cl. A2A, 2.59%, 5/15/07                                                                   1,598,140             1,591,076
                                                                                                       -------------------
Total Asset-Backed Securities (Cost $105,254,141)                                                             103,769,984
--------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--68.4%
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--55.9%
--------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--55.8%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                         2,441,856             2,561,659
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                            13,821,024            13,548,041
6%, 7/1/24-10/1/34                                                                       26,658,330            27,154,195
6.50%, 4/1/18-4/1/34                                                                      4,354,202             4,494,349
7%, 2/1/29-2/1/35                                                                        16,278,725            17,030,181
8%, 4/1/16                                                                                1,050,323             1,123,467
9%, 3/1/17-5/1/25                                                                           298,777               324,099


2                                                     Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount                 Value
--------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
12.50%, 4/1/14                                                                       $        1,984        $        2,204
13.50%, 11/1/10                                                                               4,567                 5,073
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Gtd.
Multiclass Mtg. Participation Certificates, Series 2790, Cl. DY, 5.50%, 5/15/25           3,050,000             3,062,650
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                      56,589                56,557
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2075, Cl. D, 6.50%, 8/15/28                                                          661,738               680,955
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                       1,428,592             1,471,768
Series 2456, Cl. BD, 6%, 3/15/30                                                            715,039               717,759
Series 2500, Cl. FD, 4.268%, 3/15/32 1                                                      634,196               639,262
Series 2526, Cl. FE, 4.168%, 6/15/29 1                                                      863,153               867,728
Series 2551, Cl. FD, 4.168%, 1/15/33 1                                                      672,262               677,512
Series 2583, Cl. KA, 5.50%, 3/15/22                                                       2,673,852             2,684,104
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 1.44%, 6/1/26 3                                                       1,084,942               215,836
Series 183, Cl. IO, (0.87)%, 4/1/27 3                                                     1,672,718               329,978
Series 184, Cl. IO, 4.66%, 12/1/26 3                                                      1,814,529               336,950
Series 192, Cl. IO, 6.744%, 2/1/28 3                                                        430,424                78,277
Series 200, Cl. IO, 5.472%, 1/1/29 3                                                        513,065                97,113
Series 206, Cl. IO, (16.962)%, 12/1/29 3                                                    662,955               137,638
Series 2130, Cl. SC, 0.236%, 3/15/29 3                                                    1,165,493                93,352
Series 2134, Cl. SB, 6.42%, 3/15/29 3                                                     1,298,467               103,414
Series 2796, Cl. SD, 6.10%, 7/15/26 3                                                     1,867,048               152,947
Series 2920, Cl. S, 8.859%, 1/15/35 3                                                     7,872,594               441,883
Series 3000, Cl. SE, 29.13%, 7/15/25 3                                                   10,242,877               495,141
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 6.712%, 6/1/26 4                                              460,180               393,240
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/20 5                                                                          9,074,000             8,886,849
5%, 6/1/18-7/1/18                                                                         9,363,038             9,347,769
5%, 10/1/35-11/1/35 5                                                                    62,134,000            60,807,057
5.50%, 3/1/33-1/1/34                                                                     30,598,032            30,621,781
5.50%, 10/1/20-11/1/35 5                                                                 77,115,000            77,181,571
6%, 8/1/16-11/1/32                                                                       38,187,978            39,246,559
6%, 10/1/30 2                                                                             4,866,526             4,981,346
6%, 11/1/20-11/1/35 5                                                                    35,525,000            36,268,669
6.50%, 11/1/31-1/1/34                                                                     6,498,108             6,714,328
6.50%, 10/1/34-11/1/35 5                                                                 56,052,991            57,704,924
7%, 1/1/09-11/1/17                                                                        3,722,123             3,891,818
7.50%, 2/1/08-3/1/08                                                                         25,213                25,903
8%, 8/1/17                                                                                   13,764                14,278
8.50%, 7/1/32                                                                               144,848               157,546
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg. Obligations,
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                                       2,677,219             2,789,792
--------------------------------------------------------------------------------------------------------------------------


3                                                     Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount                 Value
--------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real
Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                    $       40,961        $       41,890
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                        512,501               528,976
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                    3,737,220             3,861,046
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                          789,661               797,976
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                          530,439               533,373
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                          212,276               213,229
Trust 2002-77, Cl. WF, 4.189%, 12/18/32 1                                                 1,054,599             1,061,527
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                        3,670,000             3,658,915
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                     6,305,000             6,382,297
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                     8,316,000             8,407,861
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                     1,074,000             1,103,500
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                       2,417,000             2,415,959
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                     1,170,000             1,116,839
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real
Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-38, Cl. SO, 3.181%, 4/25/32 3                                                    574,650                39,975
Trust 2002-47, Cl. NS, 1.931%, 4/25/32 3                                                  2,247,045               214,573
Trust 2002-51, Cl. S, 2.125%, 8/25/32 3                                                   2,063,273               203,479
Trust 2002-77, Cl. IS, 3.876%, 12/18/32 3                                                   979,033                97,087
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 3.22%, 6/1/23 3                                                         3,444,704               680,278
Trust 240, Cl. 2, 4.80%, 9/1/23 3                                                         4,025,742               770,995
Trust 252, Cl. 2, 0.124%, 11/1/23 3                                                       2,734,895               530,276
Trust 254, Cl. 2, 3.831%, 1/1/24 3                                                        1,356,702               268,361
Trust 273, Cl. 2, 4.363%, 7/1/26 3                                                          797,470               153,577
Trust 301, Cl. 2, (0.647)%, 4/1/29 3                                                      2,158,172               404,982
Trust 303, Cl. IO, (11.818)%, 11/1/29 3                                                     279,142                57,011
Trust 319, Cl. 2, 1.476%, 2/1/32 3                                                          838,196               175,109
Trust 321, Cl. 2, (0.89)%, 3/1/32 3                                                       4,846,069             1,022,102
Trust 322, Cl. 2, 6.997%, 4/1/32 3                                                        8,605,994             1,707,916
Trust 324, Cl. 2, (4.41)%, 6/1/32 3                                                       4,339,321               873,037
Trust 329, Cl. 2, 4.937%, 1/1/33 3                                                        3,694,213               787,491
Trust 331, Cl. 9, (13.553)%, 2/1/33 3                                                     2,429,928               486,760
Trust 333, Cl. 2, 5.59%, 3/1/33 3                                                         4,813,366             1,040,263
Trust 334, Cl. 17, (5.385)%, 2/1/33 3                                                       342,163                67,471
Trust 338, Cl. 2, 3.249%, 6/1/33 3                                                        1,447,096               312,910
Trust 346, Cl. 2, 9.30%, 12/1/33 3                                                       21,917,749             4,681,784
Trust 350, Cl. 2, 6.07%, 2/1/34 3                                                        10,867,172             2,316,312
Trust 2001-65, Cl. S, 18.658%, 11/25/31 3                                                 4,780,278               439,921
Trust 2001-81, Cl. S, 4.542%, 1/25/32 3                                                     905,119                84,286
Trust 2002-52, Cl. SD, (0.566)%, 9/25/32 3                                                2,564,486               249,234
Trust 2002-75, Cl. SA, 18.902%, 11/25/32 3                                                4,366,922               402,513
Trust 2002-77, Cl. SH, 9.375%, 12/18/32 3                                                 1,160,020               116,020
Trust 2003-4, Cl. S, 17.135%, 2/25/33 3                                                   2,530,657               263,619


4                                                     Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount                 Value
--------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2004-54, Cl. DS, 3.602%, 11/25/30 3                                            $      396,704        $       27,337
Trust 2005-6, Cl. SE, 11.131%, 2/25/35 3                                                  5,481,687               326,457
Trust 2005-19, Cl. SA, 9.55%, 3/25/35 3                                                  28,273,148             1,663,567
Trust 2005-40, Cl. SA, 11.533%, 5/25/35 3                                                 5,291,647               313,256
Trust 2005-71, Cl. SA, 22.845%, 8/25/25 3                                                 6,574,260               374,370
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 322, Cl. 1, 5.171%, 4/1/32 4                                                        2,998,861             2,463,158
Trust 1993-184, Cl. M, 8.229%, 9/25/23 4                                                    963,850               825,395
                                                                                                           ---------------
                                                                                                              473,181,792
--------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.:
3.75%, 7/20/25-7/20/27 1                                                                     37,998                38,585
7%, 7/15/09                                                                                  26,743                27,706
8%, 7/15/06-10/15/06                                                                          8,737                 8,880
8.50%, 8/15/17-12/15/17                                                                     380,516               413,049
9%, 2/15/09-6/15/09                                                                          18,148                19,175
10%, 11/15/09                                                                                21,591                23,075
10.50%, 12/15/17-5/15/21                                                                     33,214                37,529
11%, 10/20/19                                                                                71,622                78,706
12%, 5/15/14                                                                                    354                   408
--------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, 4.769%, 1/16/27 3                                                 2,195,946               170,854
Series 2002-15, Cl. SM, 0.751%, 2/16/32 3                                                 2,198,652               164,888
Series 2002-76, Cl. SY, 6.007%, 12/16/26 3                                                  881,031                72,815
Series 2004-11, Cl. SM, 0.305%, 1/17/30 3                                                   334,530                24,572
                                                                                                           ---------------
                                                                                                                1,080,242
--------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--12.5%
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--9.9%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates, Series
1996-MD6, Cl. A3, 7.692%, 11/13/29 1                                                        800,000               831,784
--------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security
Collateralized Mtg. Obligations, Series 1997-D4, Cl. PS1, 4.451%, 4/14/29 3              40,708,270             1,269,553
--------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                   2,160,000             2,112,708
Series 2005-2, Cl. A4, 4.783%, 7/10/43                                                    3,980,000             3,947,187
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                    3,330,000             3,276,778
--------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Collateralized Mtg. Obligations Pass-Through
Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                      2,747,773             2,768,378
--------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                    2,319,688             2,363,909
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                     625,100               625,096
Series 2005-E, Cl. 2A2, 4.989%, 6/25/35 1                                                   843,431               841,902
--------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                    1,210,000             1,209,783
--------------------------------------------------------------------------------------------------------------------------


5                                                     Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount                 Value
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 6.732%, 6/22/24 3                       $    8,729,265        $      342,941
--------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations:
Series 2004-J9, Cl. 1A1, 4.01%, 10/25/34 1                                                1,133,135             1,134,105
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                   5,689,179             5,809,422
--------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.67%, 4/29/39 1,6                                               2,690,000             2,696,725
--------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial Mtg.
Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                 1,671,955             1,735,701
--------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                   1,730,000             1,711,163
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                   2,100,000             2,104,179
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                   1,000,000               982,600
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                   1,164,879             1,200,850
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                  1,410,000             1,381,413
--------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates, Series 2005-G G3, Cl. A2, 4.305%, 8/10/42                                   1,850,000             1,814,664
--------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                  1,605,604             1,564,566
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                                  1,100,000             1,093,481
--------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 2004-12, Cl.
3A1, 4.494%, 12/25/34 1                                                                     785,100               783,059
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg. Obligations,
Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                                   5,000,000             5,497,466
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                        800,000               790,514
--------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885%, 9/15/40                                                   2,520,000             2,525,080
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1, Cl. IO, 9.671%, 2/18/30 3                          11,633,721               322,871
--------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg. Obligations, Series
2002-GE1, Cl. A, 2.514%, 7/26/24 2                                                          235,647               203,540
--------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                      3,377,949             3,418,411
--------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                      3,427,696             3,416,693
--------------------------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations, Series
2004-2, Cl. A1, 6.50%, 8/25/32                                                            6,462,514             6,547,338
--------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30 7                                                 2,010,000             2,100,192
--------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                   2,348,361             2,358,929
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1999-C1, Cl. X, (2.336)%, 5/18/32 3                   229,657,033               692,600
--------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                  3,560,000             3,550,239


6                                                     Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount                 Value
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Series 2005-C20, Cl. A5, 5.087%, 7/15/42                                             $    2,520,000        $    2,528,947
--------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg. Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.684%, 5/25/35 1                                  3,371,087             3,372,839
--------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2 A1, 4.53%, 1/25/35 1                                                1,653,626             1,650,585
Series 2004-N, Cl. A10, 3.803%, 8/25/34                                                     810,468               811,183
Series 2004-W, Cl. A2, 4.594%, 11/25/34 1                                                   350,546               349,733
                                                                                                           ---------------
                                                                                                               83,739,107
--------------------------------------------------------------------------------------------------------------------------
OTHER--1.5%
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-C, Cl. A2, 4.24%, 3/15/08                                                     4,800,000             4,799,796
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                      3,150,000             3,142,314
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, (2.22)%, 10/23/17 3                              19,666                 4,098
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series1987-3, Cl. A, 1.93%, 10/23/17 4                                 29,105                26,626
--------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg. Pass-Through
Certificates, Series 2005-AR8, Cl. 2AB1, 4.08%, 7/25/45 1                                 4,467,011             4,467,011
                                                                                                           ---------------
                                                                                                               12,439,845
--------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.1%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations, Series
2005-J1, Cl. 3A1, 6.50%, 8/25/32 5                                                        7,285,735             7,399,575
--------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                        2,723,622             2,406,871
                                                                                                           ---------------
                                                                                                                9,806,446
                                                                                                           ---------------
Total Mortgage-Backed Obligations (Cost $584,729,086)                                                         580,247,432
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--15.3%
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.58%, 1/31/07 8                                                  9,150,000             8,641,196
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                        400,000               392,826
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10 7                                                                        12,399,000            12,209,122
6.625%, 9/15/09 7                                                                         3,435,000             3,698,609
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.01%, 6/2/06                                                                             6,600,000             6,541,821
4%, 2/28/07                                                                                 905,000               900,129
4.25%, 8/15/10 7                                                                          5,300,000             5,237,015
6.625%, 9/15/09                                                                           2,870,000             3,086,849
7.25%, 5/15/30                                                                            2,180,000             2,885,470
--------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                                            3,718,000             3,554,077
5.375%, 11/13/08                                                                          2,000,000             2,055,698
Series A, 6.79%, 5/23/12                                                                 14,531,000            16,332,394
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
3.38%, 2/15/11 7,8                                                                        4,621,000             3,699,032
5.375%, 2/15/31 7                                                                         2,404,000             2,693,985
5.50%, 8/15/28 7,9                                                                       13,654,000            15,345,826


7                                                     Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount                 Value
--------------------------------------------------------------------------------------------------------------------------
8.875%, 8/15/17 7                                                                    $    6,664,000        $    9,345,740
STRIPS, 3.86%, 2/15/13 7,8                                                                1,520,000             1,108,644
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.625%, 6/15/10 7                                                                         1,958,000             1,909,052
3.75%, 3/31/07 7                                                                          7,020,000             6,977,227
3.875%, 7/31/07-9/15/10 7                                                                 5,461,000             5,390,877
4%, 8/31/07-2/15/15 7                                                                     8,966,000             8,845,440
4.25%, 8/15/15                                                                            2,560,000             2,544,801
4.375%, 8/15/12 7                                                                           125,000               125,776
4.875%, 2/15/12 7                                                                         4,450,000             4,601,407
5%, 2/15/11 7                                                                             1,240,000             1,286,065
5.75%, 8/15/10 7                                                                            715,000               762,788
                                                                                                           ---------------
Total U.S. Government Obligations (Cost $131,120,332)                                                         130,171,866
--------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.5%
--------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 7  (Cost $3,868,934)                           3,695,000             4,155,028
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--30.0%
--------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.2%
--------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                      2,660,000             2,647,461
--------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.5%
DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts., 9/1/09                                                                 2,685,000             2,866,898
8% Nts., 6/15/10                                                                            950,000             1,052,972
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                            3,840,000             3,585,627
6.25% Unsec. Nts., 12/8/05                                                                1,557,000             1,558,929
7.375% Nts., 10/28/09                                                                       620,000               599,402
--------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125% Unsec. Unsub. Nts., 2/1/07 7                      7,800,000             7,756,585
--------------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                                    3,960,000             3,748,401
                                                                                                           ---------------
                                                                                                               21,168,814
--------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
Harrah's Operating Co., Inc., 5.625% Bonds, 6/1/15 6                                      2,170,000             2,149,127
--------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                       1,810,000             2,052,560
--------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                            2,740,000             2,839,325
--------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                         4,154,000             4,239,523
                                                                                                           ---------------
                                                                                                               11,280,535
--------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.2%
Beazer Homes USA, Inc., 6.875% Sr. Nts., 7/15/15 6                                        1,930,000             1,881,750
--------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14 7                                                 1,660,000             1,664,598
--------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14 7                                 1,915,000             1,852,385
--------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14 7                                           2,665,000             2,538,341
--------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13 7                                             1,970,000             2,006,073
                                                                                                           ---------------
                                                                                                                9,943,147
--------------------------------------------------------------------------------------------------------------------------
MEDIA--2.4%
AOL Time Warner, Inc., 7.70% Debs., 5/1/32                                                2,050,000             2,434,572
--------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                         3,575,000             3,852,070
--------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                                     4,185,000             4,095,805
--------------------------------------------------------------------------------------------------------------------------


8                                                     Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount                 Value
--------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13 7                                $    2,000,000        $    1,830,034
--------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                  3,400,000             4,186,604
--------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                                 1,037,000             1,302,294
--------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                                            433,000               424,540
3.50% Sr. Unsec. Nts., 10/15/07 7                                                         2,255,000             2,189,488
                                                                                                           ---------------
                                                                                                               20,315,407
--------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                         2,655,000             2,781,543
--------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37                                   3,635,000             3,948,519
--------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                                       1,786,000             1,761,664
7.90% Unsec. Debs., 10/15/07                                                              1,095,000             1,152,812
                                                                                                           ---------------
                                                                                                                9,644,538
--------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                       2,095,000             2,161,732
9.55% Unsub. Nts., 12/15/08 1                                                               507,000               570,913
                                                                                                           ---------------
                                                                                                                2,732,645
--------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.6%
--------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                            2,465,000             2,250,382
--------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                          2,655,000             3,078,050
--------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.80% Sr. Unsec. Nts., 4/1/11                                           2,935,000             3,131,510
--------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 2,10                                            476,601                    --
--------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts., 9/15/09                                             2,690,000             2,897,458
                                                                                                           ---------------
                                                                                                               11,357,400
--------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                                          2,145,000             2,085,897
--------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                     1,615,000             1,635,611
--------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                                3,025,000             2,973,611
--------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                     3,835,000             3,875,582
                                                                                                           ---------------
                                                                                                               10,570,701
--------------------------------------------------------------------------------------------------------------------------
ENERGY--1.5%
--------------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.5%
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                        2,125,000             2,278,106
--------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 5.75% Unsec. Unsub. Nts.,
Series 12, 12/15/15 6,7                                                                   3,360,000             3,330,600
--------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 6                      5,810,000             5,783,146
--------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 6                   1,502,375             1,421,615
                                                                                                           ---------------
                                                                                                               12,813,467
--------------------------------------------------------------------------------------------------------------------------
FINANCIALS--8.4%
--------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.7%
Credit Suisse First Boston, Inc. (USA), 5.50% Nts., 8/15/13                               3,320,000             3,426,310
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts., 3/15/35                                                 2,570,000             2,524,347
                                                                                                           ---------------
                                                                                                                5,950,657


9                                                     Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount                 Value
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.1%
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                               $       41,000        $       40,918
--------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bond 11                                               3,340,000             3,290,768
--------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13 7                                      4,205,000             4,110,800
--------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                               216,000               231,879
--------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                                         1,680,000             1,647,998
7.75% Unsec. Sub. Nts., 5/1/10                                                              150,000               168,210
                                                                                                           ---------------
                                                                                                                9,490,573
--------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
MBNA America Bank NA, 7.125% Sub. Nts., 11/15/12                                            515,000               579,736
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.5%
CIT Group, Inc.:
4.75% Sr. Nts., 8/15/08                                                                     695,000               695,653
7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                                      1,325,000             1,520,859
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                         1,600,000             1,809,930
--------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                             1,500,000             1,466,013
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                            3,825,000             3,972,867
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08 7                                         2,030,000             2,132,208
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                        325,000               339,264
--------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                                             2,630,000             2,994,045
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                           4,045,000             4,029,746
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                        1,850,000             2,006,899
--------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25% Nts., 10/1/15                                                 540,000               531,639
                                                                                                           ---------------
                                                                                                               21,499,123
--------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.1%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 6                                635,000               627,444
--------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                              2,330,000             2,117,199
--------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35 7                                           2,040,000             2,035,145
--------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                        1,430,000             1,497,708
6.25% Sr. Unsec. Nts., 11/15/11                                                             580,000               622,232
--------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 6                               3,310,000             4,242,119
--------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                   3,185,000             4,129,384
--------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                         2,845,000             2,767,704
                                                                                                           ---------------
                                                                                                               18,038,935
--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.7%
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07 7                                                           560,000               577,127
8.10% Unsec. Nts., 8/1/10                                                                 2,690,000             3,021,674
--------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 4.875% Sr. Unsec. Nts., Series B, 1/15/09                          2,645,000             2,621,626
--------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                           1,855,000             1,893,903
--------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                                                1,335,000             1,350,975
5.625% Unsec. Unsub. Nts., 8/15/14                                                        1,395,000             1,430,978
--------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                 3,160,000             3,187,615
                                                                                                           ---------------
                                                                                                               14,083,898
--------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.2%
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                                1,970,000             1,930,925


10                                                    Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount                 Value
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.0%
--------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                          $    3,200,000        $    3,237,354
--------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                                                               1,340,000             1,463,354
7.40% Unsec. Nts., 5/15/07                                                                2,745,000             2,855,936
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                 1,375,000             1,399,606
                                                                                                           ---------------
                                                                                                                8,956,250
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.0%
--------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.3%
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                          2,330,000             2,577,868
--------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                    4,220,000             4,102,570
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                       1,885,000             1,974,538
--------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.875% Sr. Unsec. Nts., 5/15/09 7                                 3,165,000             3,370,174
                                                                                                           ---------------
                                                                                                                5,344,712
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Group SA, 6.375% Sr. Unsec. Unsub. Nts., 2/15/06                       2,590,000             2,607,527
--------------------------------------------------------------------------------------------------------------------------
MARINE--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 6,10             108,000               115,695
--------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Canadian National Railway Co., 4.25% Nts., 8/1/09 7                                         434,000               427,677
--------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                    1,795,000             1,868,958
                                                                                                           ---------------
                                                                                                                2,296,635
--------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.0%
--------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 10                       200,000               113,000
--------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.0%
--------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.0%
Morton International, Inc., 9.65% Credit Sensitive Nts., 6/1/20                              85,000               121,193
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
British Telecommunications plc, 8.875% Bonds, 12/15/30                                    1,810,000             2,462,487
--------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                     2,525,000             2,865,491
--------------------------------------------------------------------------------------------------------------------------
France Telecom SA:
7.75% Sr. Unsec. Nts., 3/1/11 1                                                           1,955,000             2,222,327
8.50% Sr. Unsec. Nts., 3/1/31 1                                                             675,000               907,373
--------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                 2,305,000             3,100,283
--------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 5.85% Nts., 9/15/35                                         2,090,000             2,062,581
                                                                                                           ---------------
                                                                                                               13,620,542
--------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                              2,555,000             3,000,091
--------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 14% Sr. Sec. Nts., 7/29/15 2,12                                          34,000                40,460
                                                                                                           ---------------
                                                                                                                3,040,551


11                                                    Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          Principal
                                                                                             Amount                 Value
--------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.3%
--------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.8%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                           $    2,125,000        $    2,309,531
--------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts., 4/1/12                                  2,400,000             2,641,853
--------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                 2,740,000             3,091,712
--------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                             1,035,000             1,047,748
--------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                 1,260,000             1,270,992
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                                1,605,000             1,888,379
--------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1                                1,435,000             1,528,275
--------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                          3,465,000             3,620,575
--------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 6                       1,505,000             1,680,983
--------------------------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                                     1,810,000             1,859,775
--------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                            645,000               652,788
--------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.55% Sr. Unsec. Nts., Series R, 11/15/34 7                                    2,395,000             2,234,779
                                                                                                           ---------------
                                                                                                               23,827,390
--------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                                  2,525,000             2,841,852
--------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                       1,260,000             1,400,585
                                                                                                           ---------------
                                                                                                                4,242,437
                                                                                                           ---------------
Total Corporate Bonds and Notes (Cost $256,508,304)                                                           255,014,332

                                                                                             Shares
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
Chesapeake Energy Corp.                                                                         181                 6,923
--------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 2,13,14                                     25                    --
                                                                                                           ---------------
Total Common Stocks (Cost $109)                                                                                     6,923

                                                                                              Units
--------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Concentric Network Corp. Wts., Exp. 12/15/07 2,13                                                50                    --
--------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 2,13                                            300                     3
--------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 2,13                                                     1,063                    --
--------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 6,13                                       150                    --
--------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 2,13                                       200                    --
--------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 13                                                   2,028                   811
                                                                                                           ---------------
Total Rights, Warrants and Certificates (Cost $25,015)                                                                814
--------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $1,081,505,921)                                                    1,073,366,379


12                                                    Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                Principal
                                                                                                   Amount                 VALUE
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--6.4%
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.6%
Trust Money Market Securities, Series A-2, 3.84%, 10/17/05 15                              $    2,000,000             2,000,000
--------------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 3.94%, 12/15/05 15                                                 3,000,000             3,000,000
                                                                                                                 ---------------
                                                                                                                      5,000,000
--------------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.2%
Protective Life Insurance Co., 3.80%, 10/31/05 15                                               2,000,000             2,000,000
--------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.9%
Undivided interest of 0.64% in joint repurchase agreement (Principal
Amount/Value $3,300,000,000, with a maturity value of $3,301,064,250) with
Nomura Securities, 3.87%, dated 9/30/05, to be repurchased at $21,150,126 on
10/3/05, collateralized by U.S. Agency Mortgages, 5%--5.50%, 9/1/20--8/1/35,
with a value of $3,366,000,000 15                                                              21,143,307            21,143,307
--------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 4.35% in joint repurchase agreement (Principal
Amount/Value $460,000,000, with a maturity value of $460,149,500) with BNP
Paribas Securities Corp., 3.90%, dated 9/30/05, to be repurchased at
$20,006,500 on 10/3/05, collateralized by U.S. Agency Mortgages, 3.33%--7.50%,
9/1/08--9/1/44, with a value of $469,200,000 15                                                20,000,000            20,000,000
                                                                                                                 ---------------
                                                                                                                     41,143,307
--------------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.5%
Bear Stearns, 4.06%, 10/3/05 15                                                                 4,000,000             4,000,000
--------------------------------------------------------------------------------------------------------------------------------
MEDIUM TERM FLOATING NOTE--0.2%
American Express Credit Corp., 3.80%, 10/17/05 15                                               1,900,650             1,900,650
                                                                                                                 ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $54,043,957)                           54,043,957
--------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,135,549,878)                                                   132.8%        1,127,410,336
--------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                               (32.8)         (278,609,013)
                                                                                           -------------------------------------
Net Assets                                                                                          100.0%       $  848,801,323
                                                                                           =====================================


13                                                    Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2005 was $8,893,226, which represents 1.05% of the Fund's net assets, none of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $26,700,050 or 3.15% of the Fund's net assets as of September 30, 2005.

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $3,708,419 or 0.44% of the Fund's net assets as of September 30, 2005.

5. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $23,929,204 or 2.82% of the Fund's net assets as of September 30, 2005.

7. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $4,383,237. See accompanying Notes to Quarterly Statement of Investments.

10. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

12. Interest or dividend is paid-in-kind.

13. Non-income producing security.

14. Received as the result of issuer reorganization.

15. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 1,137,923,086
                                              ===============

Gross unrealized appreciation                 $     3,169,082
Gross unrealized (depreciation)                   (13,681,832)
                                              ---------------
Net unrealized depreciation                   $   (10,512,750)
                                              ===============


14                                                    Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased $326,725,794 of securities issued on a


15                                                    Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

when-issued basis or forward commitment and sold $95,407,780 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2005, securities with an aggregate market value of $228,695, representing 0.03% of the Fund's net assets, were in default.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.


16                                                    Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                                                        UNREALIZED
                                      EXPIRATION         NUMBER OF             VALUATION AS OF        APPRECIATION
CONTRACT DESCRIPTION                       DATES         CONTRACTS          SEPTEMBER 30, 2005      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                         12/20/05                501         $        57,317,531   $    (1,254,096)
                                                                                                  ----------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.               12/30/05                706                 145,358,781           923,791
U.S. Treasury Nts., 5 yr.               12/20/05                647                  69,138,016           392,939
U.S. Treasury Nts., 10 yr.              12/20/05                288                  31,657,500           357,138
                                                                                                  ----------------
                                                                                                        1,673,868
                                                                                                  ----------------
                                                                                                  $       419,772
                                                                                                  ================

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


17                                                    Oppenheimer Core Bond Fund

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

As of September 30, 2005, the Fund had entered into the following total return swap agreements.

                                        PAID BY                            RECEIVED BY
        SWAP        NOTIONAL        THE FUND AT        RATE AS OF          THE FUND AT       RATE AS OF   TERMINATION    UNREALIZED
COUNTERPARTY          AMOUNT     SEPT. 30, 2005    SEPT. 30, 2005       SEPT. 30, 2005   SEPT. 30, 2005          DATE  DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
UBS AG          $ 12,270,000   One -Month LIBOR            5.04893%    Change of Total          (1.36)%*      12/1/05  $    166,423
                                    minus 0.25%                      Return of Lehman
                                       (+ or -)                         Brothers CMBS
                                  Rate Received                                Index

*Represents an additional amount paid by the Fund at September 30, 2005.

Index abbreviations are as follows:

CMBS        Commercial Mortgage Backed Securities
LIBOR       London-Interbank Offered Rate

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                          ACQUISITION                   VALUATION AS OF            UNREALIZED
SECURITY                                         DATE       COST     SEPTEMBER 30, 2005          DEPRECIATION
--------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares                        1/4/01   $     100     $              --      $            100

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2005, the Fund had on loan securities valued at $98,491,284. Collateral of $100,762,493 was received for the loans, of which $54,043,957 was received in cash and subsequently invested in approved instruments.


18                                                    Oppenheimer Core Bond Fund


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005